Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended
	Aug. 31, 2024	Aug. 31, 2024
Unlimited HFND Multi-Strategy Return Tracker ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	8.64%	6.37%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%	28.68%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	5.72%
Unlimited HFND Multi-Strategy Return Tracker ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent	8.54%	6.36%